LONG-TERM PAYABLES	9 Months Ended
Sep. 30, 2017
Leases [Abstract]
Sale Leaseback Transaction Disclosure
23. LONG-TERM PAYABLES

Zhejiang Jinko Finance Leasing Co., Ltd. (“Zhejiang leasing”) was a wholly owned subsidiary of the Company. On November 7, 2016, the Company disposed Zhejiang Leasing with the consideration of RMB183 million (USD26.4 million). The transaction was closed on November 30, 2016. Loss of disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Until September 30, 2017, RMB15.9 million (USD 2 million) of the consideration has been collected.

During the year ended December 31, 2015 and 2016, the Company sold certain module equipment (“leased assets”) to Zhejiang Leasing (the “purchaserlessor”) and simultaneously entered into one or three-year contracts to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contracts, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The accounting was eliminated as intercompany transaction in the consolidated financial statements of the Company in previous periods. Upon the disposition of Zhejiang leasing, the lease is classified as capital lease.

In May 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB 201.1 million to a third party (the “purchaser-lessor”) for consideration of RMB 150 million and simultaneously entered into a three-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over three years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 51.1 million, which is being deferred and amortized in the unaudited condensed consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is merely a financing with the underlying assets as collateral.

In July 2017, the Company sold certain machinery and equipment (“leased assets”) with carrying amount of RMB 815.4 million to a third party (the “purchaser-lessor”) for consideration of RMB 600 million and simultaneously entered into a four-year contract to lease back the leased assets from the purchaser-lessor. Pursuant to the terms of the contract, the Company is required to pay to the purchaser-lessor quarterly lease payment over four years and is entitled to obtain the ownership of these equipment at RMB 0.6 million upon the expiration of the lease. The lease is classified as capital lease. In connection with this sale-leaseback transaction, the Company recognized a loss of approximately RMB 215.4 million, which is being deferred and amortized in the unaudited condensed consolidated statements of comprehensive loss over the remaining useful lives of the leased assets. Through the leaseback, the Company substantially retains all of the benefits and risks incident to the ownership of the property sold, therefore, the sale-leaseback transaction is merely a financing with the underlying assets as collateral.

As of December 31, 2016 and September 30, 2017, the net value of the leased assets are:

	2016	2017
	December 31	September 30
	RMB	RMB

Equipment	159,980,000	879,980,000
Less: accumulated depreciation	(11,440,625)	(39,588,846)
Net Value	148,539,375	840,391,154

As of September 30, 2017, future minimum payments required under non-cancellable capital and financing lease are:

Twelve months ended September 30,	RMB
2018	275,244,059
2019	231,846,775
2020	205,222,270
2021	166,187,198
Total minimum lease payments	878,500,302
Less: Amount representing interest	(66,903,552)
Present value of net minimum lease payments	811,596,750
Current portion	243,819,837
Non-current portion	567,776,913